Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Cillian M. Lynch

202.419.8416

clynch@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 033-13019

1940 Act File No. 811-05083

May 1, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	VanEck VIP Trust (the “Registrant”) File Nos. 033-13019 and 811-05083 Rule 497(j) filing

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses contained in Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2017, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 26, 2017, accession number 0000930413-17-001704.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Cillian M. Lynch

Cillian M. Lynch, Esquire

A Pennsylvania Limited Liability Partnership